Fair Value Measurements - Schedule of Carrying Value and Fair Value of Fixed Rate Project Financing Term Loans (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	₨ 68,937,810	$ 996,787	₨ 53,097,937
Secured Foreign Currency Term Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	45,124,494	652,465	35,524,189
Fair Value, Measurements, Recurring [Member] | Secured Foreign Currency Term Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	38,422,292		35,804,793
Fair Value	38,657,191	558,953	₨ 36,938,371	$ 567,323
Fair Value, Measurements, Recurring [Member] | Indian Currency Loan [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Value	2,586,160
Fair Value	₨ 2,530,953	$ 36,596